Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis
As of December 31, 2024 and 2025, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in millions)
Assets:
Restricted cash	7,366	—	7,366	—
Short-term investments
Wealth management products	38,396	—	38,396	—
Marketable securities and other investments
Listed equity securities	2,907	2,907	—	—

Total assets	48,669	2,907	45,762	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in millions)
Assets:
Restricted cash	12,137	—	12,137	—
Short-term investments
Wealth management products	15,519	—	15,519	—
Foreign exchange forward	13	—	13	—
Marketable securities and other investments
Listed equity securities	1,494	1,494	—	—
Wealth management products	36,592	—	36,592	—

Total assets	65,755	1,494	64,261	—